Schedule of Investments (unaudited)	iShares® Russell 1000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Axon Enterprise Inc.(a)	215,789	$33,878,873
BWX Technologies Inc.	220,529	10,558,929
HEICO Corp.	47,743	6,885,495
HEICO Corp., Class A	83,844	10,775,631
Howmet Aerospace Inc.(b)	72,970	2,322,635
Lockheed Martin Corp.	722,989	256,957,520
Northrop Grumman Corp.	41,389	16,020,440
Spirit AeroSystems Holdings Inc., Class A(b)	101,277	4,364,026
TransDigm Group Inc.(a)	50,759	32,296,937
Virgin Galactic Holdings Inc.(a)(b)	493,815	6,607,245
		380,667,731
Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	78,598	8,459,503
Expeditors International of Washington Inc.	411,820	55,303,308
FedEx Corp.	356,274	92,146,707
GXO Logistics Inc.(a)	283,720	25,770,288
United Parcel Service Inc., Class B	2,411,278	516,833,326
		698,513,132
Airlines — 0.1%
Delta Air Lines Inc.(a)	2,134,943	83,433,572

Auto Components — 0.1%
Aptiv PLC(a)	163,632	26,991,099
QuantumScape Corp., Class A(a)(b)	580,412	12,879,342
		39,870,441
Automobiles — 3.6%
Rivian Automotive Inc., Class A(a)(b)	118,136	12,249,522
Tesla Inc.(a)	2,694,650	2,847,652,227
Thor Industries Inc.	71,739	7,444,356
		2,867,346,105
Banks — 0.0%
Citizens Financial Group Inc.	249,062	11,768,180
Sterling Bancorp./DE	50,003	1,289,577
Synovus Financial Corp.	35,714	1,709,629
Western Alliance Bancorp.	175,845	18,929,714
		33,697,100
Beverages — 1.7%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	30,873	15,593,953
Brown-Forman Corp., Class A	74,738	5,066,489
Brown-Forman Corp., Class B, NVS	300,927	21,925,541
Coca-Cola Co. (The)	9,132,819	540,754,213
Monster Beverage Corp.(a)	1,150,177	110,462,999
PepsiCo Inc.	3,820,775	663,706,825
		1,357,510,020
Biotechnology — 2.4%
AbbVie Inc.	5,886,430	797,022,622
Alnylam Pharmaceuticals Inc.(a)(b)	392,307	66,527,421
Amgen Inc.	1,557,512	350,393,475
CureVac NV(a)(b)	175,894	6,034,923
Exact Sciences Corp.(a)(b)	531,081	41,334,034
Exelixis Inc.(a)	869,807	15,900,072
Horizon Therapeutics PLC(a)(b)	135,176	14,566,566
Incyte Corp.(a)	522,933	38,383,282
Ionis Pharmaceuticals Inc.(a)(b)	427,718	13,015,459
Iovance Biotherapeutics Inc.(a)(b)	188,594	3,600,259
Mirati Therapeutics Inc.(a)(b)	115,711	16,973,647
Moderna Inc.(a)	1,127,614	286,391,404
Security	Shares	Value

Biotechnology (continued)
Natera Inc.(a)(b)	251,726	$23,508,691
Neurocrine Biosciences Inc.(a)	308,211	26,250,331
Novavax Inc.(a)(b)	249,351	35,674,647
Regeneron Pharmaceuticals Inc.(a)	36,769	23,220,359
Sarepta Therapeutics Inc.(a)	281,802	25,376,270
Seagen Inc.(a)	399,321	61,735,027
Ultragenyx Pharmaceutical Inc.(a)(b)	168,236	14,146,965
Vertex Pharmaceuticals Inc.(a)	337,805	74,181,978
		1,934,237,432
Building Products — 0.4%
Advanced Drainage Systems Inc.(b)	195,217	26,574,890
Allegion PLC	222,263	29,436,512
Armstrong World Industries Inc.	76,060	8,832,087
AZEK Co. Inc. (The)(a)(b)	200,053	9,250,451
Carlisle Companies Inc.	65,176	16,171,469
Carrier Global Corp.	1,364,095	73,988,513
Fortune Brands Home & Security Inc.	109,287	11,682,780
Trane Technologies PLC	388,799	78,549,062
Trex Co. Inc.(a)(b)	390,161	52,683,440
		307,169,204
Capital Markets — 1.6%
Ameriprise Financial Inc.	208,125	62,782,987
Apollo Global Management Inc.	785,965	56,927,445
Ares Management Corp., Class A	415,377	33,757,689
Blackstone Inc., NVS	2,268,206	293,483,174
FactSet Research Systems Inc.	108,396	52,681,540
Goldman Sachs Group Inc. (The)	66,596	25,476,300
LPL Financial Holdings Inc.	263,944	42,254,795
MarketAxess Holdings Inc.	125,313	51,537,477
Moody's Corp.	512,265	200,080,464
Morningstar Inc.	70,470	24,100,035
MSCI Inc.	189,859	116,324,711
Raymond James Financial Inc.	31,180	3,130,472
S&P Global Inc.	567,844	267,982,619
T Rowe Price Group Inc.	250,986	49,353,887
		1,279,873,595
Chemicals — 0.8%
Axalta Coating Systems Ltd.(a)(b)	121,363	4,019,542
Celanese Corp.	135,756	22,815,153
Chemours Co. (The)	256,507	8,608,375
Diversey Holdings Ltd.(a)(b)	197,312	2,626,223
Dow Inc.	178,330	10,114,878
Ecolab Inc.	730,040	171,260,084
FMC Corp.	100,522	11,046,363
LyondellBasell Industries NV, Class A	107,123	9,879,954
Olin Corp.	36,175	2,080,786
PPG Industries Inc.	335,211	57,803,785
RPM International Inc.	247,723	25,020,023
Scotts Miracle-Gro Co. (The)	136,016	21,898,576
Sherwin-Williams Co. (The)	800,903	282,046,000
Westlake Chemical Corp.	21,927	2,129,769
		631,349,511
Commercial Services & Supplies — 0.4%
Cintas Corp.	272,381	120,711,088
Copart Inc.(a)	697,891	105,814,233
IAA Inc.(a)(b)	447,152	22,634,834
MSA Safety Inc.	34,860	5,262,466
Rollins Inc.	691,688	23,662,646

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	222,420	$37,121,898
		315,207,165
Communications Equipment — 0.1%
Arista Networks Inc.(a)(b)	712,536	102,427,050
CommScope Holding Co. Inc.(a)(b)	664,476	7,335,815
Ubiquiti Inc.	19,338	5,930,965
		115,693,830
Consumer Finance — 0.4%
American Express Co.	1,331,558	217,842,889
Discover Financial Services	536,206	61,963,965
Synchrony Financial	327,032	15,171,015
Upstart Holdings Inc.(a)(b)	155,050	23,459,065
		318,436,934
Containers & Packaging — 0.1%
Avery Dennison Corp.	145,155	31,436,218
Ball Corp.	312,500	30,084,375
Crown Holdings Inc.	49,603	5,487,084
Graphic Packaging Holding Co.	225,653	4,400,234
Sealed Air Corp.	271,777	18,336,794
		89,744,705
Distributors — 0.1%
Pool Corp.	130,241	73,716,406

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	154,284	19,421,270
Chegg Inc.(a)(b)	335,472	10,298,990
frontdoor Inc.(a)	169,984	6,229,914
H&R Block Inc.	470,703	11,089,763
Mister Car Wash Inc.(a)	204,330	3,720,849
		50,760,786
Electric Utilities — 0.0%
NRG Energy Inc.	365,799	15,758,621

Electrical Equipment — 0.3%
Fluence Energy Inc.(a)	46,186	1,642,374
Generac Holdings Inc.(a)	205,450	72,301,964
Plug Power Inc.(a)(b)	1,690,795	47,731,143
Regal Rexnord Corp.	42,301	7,198,784
Rockwell Automation Inc.	235,762	82,245,574
Vertiv Holdings Co.	1,058,665	26,434,865
		237,554,704
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,385,076	121,138,747
CDW Corp./DE	450,916	92,338,578
Cognex Corp.	564,333	43,882,534
Coherent Inc.(a)	74,304	19,804,988
Corning Inc.	850,145	31,650,898
IPG Photonics Corp.(a)(b)	11,700	2,014,038
Jabil Inc.	386,365	27,180,778
Keysight Technologies Inc.(a)	269,880	55,732,919
Vontier Corp.	302,827	9,305,874
Zebra Technologies Corp., Class A(a)	177,676	105,752,755
		508,802,109
Energy Equipment & Services — 0.0%
Halliburton Co.	155,556	3,557,566

Entertainment — 1.5%
Live Nation Entertainment Inc.(a)(b)	177,665	21,264,724
Madison Square Garden Sports Corp.(a)	24,025	4,173,863
Security	Shares	Value

Entertainment (continued)
Netflix Inc.(a)	1,438,990	$866,905,136
Playtika Holding Corp.(a)(b)	345,474	5,973,245
Roku Inc.(a)(b)	391,921	89,436,372
Skillz Inc., Class A(a)(b)	1,071,792	7,974,133
Spotify Technology SA(a)(b)	451,801	105,734,988
Take-Two Interactive Software Inc.(a)(b)	75,629	13,440,786
Walt Disney Co. (The)(a)	312,304	48,372,767
World Wrestling Entertainment Inc., Class A	111,007	5,477,085
Zynga Inc., Class A(a)(b)	1,697,883	10,866,451
		1,179,619,550
Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	1,503,663	439,821,427
Crown Castle International Corp.	1,435,143	299,571,750
Equinix Inc.	211,317	178,740,371
Equity LifeStyle Properties Inc.	303,615	26,614,891
Extra Space Storage Inc.	38,608	8,753,592
Iron Mountain Inc.	668,626	34,989,199
Lamar Advertising Co., Class A.	256,677	31,134,920
Public Storage	383,679	143,710,806
SBA Communications Corp.	60,027	23,351,704
Simon Property Group Inc.	943,272	150,706,567
		1,337,395,227
Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	1,377,392	781,945,438
Sysco Corp.	1,702,152	133,704,040
		915,649,478
Food Products — 0.2%
Beyond Meat Inc.(a)(b)	161,410	10,517,476
Darling Ingredients Inc.(a)(b)	28,310	1,961,600
Freshpet Inc.(a)(b)	135,511	12,910,133
Hershey Co. (The)	419,686	81,196,650
Kellogg Co.	369,447	23,799,776
Lamb Weston Holdings Inc.	143,116	9,070,692
Pilgrim's Pride Corp.(a)	36,919	1,041,116
		140,497,443
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories.	2,893,557	407,239,212
ABIOMED Inc.(a)	149,194	53,586,009
Align Technology Inc.(a)	262,048	172,212,705
Dexcom Inc.(a)(b)	320,825	172,266,984
Edwards Lifesciences Corp.(a)	2,051,669	265,793,719
Figs Inc., Class A(a)(b)	72,004	1,984,430
Globus Medical Inc., Class A(a)	13,092	945,242
IDEXX Laboratories Inc.(a)	281,588	185,414,434
Insulet Corp.(a)	221,838	59,024,437
Intuitive Surgical Inc.(a)	1,180,375	424,108,738
Masimo Corp.(a)	120,054	35,149,410
Novocure Ltd.(a)(b)	345,521	25,941,717
Penumbra Inc.(a)	117,561	33,777,627
ResMed Inc.	432,207	112,581,279
STERIS PLC	35,401	8,616,957
Stryker Corp.	496,608	132,802,911
Tandem Diabetes Care Inc.(a)(b)	195,571	29,437,347
Teleflex Inc.	27,369	8,990,169
		2,129,873,327
Health Care Providers & Services — 0.6%
Agilon Health Inc.(a)(b)	509,658	13,760,766
Amedisys Inc.(a)	93,282	15,100,490
Cardinal Health Inc.	549,589	28,298,338

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Chemed Corp.	12,206	$6,457,462
DaVita Inc.(a)	156,700	17,826,192
Encompass Health Corp.	185,205	12,086,478
Guardant Health Inc.(a)(b)	295,105	29,516,402
HCA Healthcare Inc.	815,307	209,468,675
McKesson Corp.	75,893	18,864,723
Molina Healthcare Inc.(a)	29,067	9,245,632
Oak Street Health Inc.(a)(b)	270,936	8,978,819
UnitedHealth Group Inc.	216,731	108,829,304
		478,433,281
Health Care Technology — 0.2%
Certara Inc.(a)(b)	201,512	5,726,971
Definitive Healthcare Corp.(a)	29,439	804,568
Veeva Systems Inc., Class A(a)(b)	453,147	115,769,995
		122,301,534
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings Inc.(a)	136,568	327,658,043
Boyd Gaming Corp.(a)	57,868	3,794,405
Caesars Entertainment Inc.(a)(b)	421,316	39,405,686
Chipotle Mexican Grill Inc.(a)	93,409	163,302,284
Choice Hotels International Inc.	120,793	18,842,500
Churchill Downs Inc.(b)	122,373	29,479,656
Darden Restaurants Inc.	297,534	44,820,522
Domino's Pizza Inc.	81,580	46,038,041
DraftKings Inc., Class A(a)(b)	1,033,015	28,376,922
Expedia Group Inc.(a)	482,477	87,193,243
Hilton Worldwide Holdings Inc.(a)	613,506	95,700,801
Las Vegas Sands Corp.(a)	1,110,761	41,809,044
Marriott International Inc./MD, Class A(a)	906,130	149,728,921
McDonald's Corp.	443,644	118,927,647
Penn National Gaming Inc.(a)	49,450	2,563,983
Planet Fitness Inc., Class A(a)	189,787	17,190,907
Six Flags Entertainment Corp.(a)	97,818	4,165,090
Starbucks Corp.	3,925,887	459,211,002
Travel + Leisure Co.	186,576	10,312,056
Vail Resorts Inc.	135,031	44,276,665
Wendy's Co. (The)	589,996	14,071,405
Wyndham Hotels & Resorts Inc.	191,565	17,173,802
Wynn Resorts Ltd.(a)	349,102	29,687,634
Yum China Holdings Inc.	117,961	5,879,176
Yum! Brands Inc.	78,419	10,889,262
		1,810,498,697
Household Durables — 0.2%
DR Horton Inc.	448,831	48,675,722
NVR Inc.(a)	7,023	41,497,994
PulteGroup Inc.	237,831	13,594,420
Tempur Sealy International Inc.	586,704	27,592,689
Toll Brothers Inc.	139,596	10,105,355
TopBuild Corp.(a)	90,764	25,042,695
		166,508,875
Household Products — 0.3%
Church & Dwight Co. Inc.	43,044	4,412,010
Clorox Co. (The)	331,180	57,744,545
Colgate-Palmolive Co.	1,475,203	125,893,824
Kimberly-Clark Corp.	567,329	81,082,660
		269,133,039
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp., Class A	106,083	3,907,037
Security	Shares	Value

Industrial Conglomerates — 0.2%
3M Co.	284,027	$50,451,716
Honeywell International Inc.	501,208	104,506,880
		154,958,596
Insurance — 0.3%
Alleghany Corp.(a)	4,824	3,220,454
Aon PLC, Class A	428,626	128,827,831
Arch Capital Group Ltd.(a)(b)	306,402	13,619,569
Brown & Brown Inc.	54,965	3,862,940
Erie Indemnity Co., Class A, NVS	57,481	11,074,289
Everest Re Group Ltd.	26,906	7,370,092
GoHealth Inc., Class A(a)(b)	135,977	515,353
Lemonade Inc.(a)(b)	13,200	555,852
Lincoln National Corp.	100,523	6,861,700
Markel Corp.(a)	7,378	9,104,452
Marsh & McLennan Companies Inc.	198,775	34,551,070
RenaissanceRe Holdings Ltd.	66,660	11,287,538
		230,851,140
Interactive Media & Services — 9.7%
Alphabet Inc., Class A(a)	862,874	2,499,780,493
Alphabet Inc., Class C, NVS(a)	805,009	2,329,365,992
Match Group Inc.(a)(b)	940,640	124,399,640
Meta Platforms Inc, Class A(a)	7,875,140	2,648,803,339
Pinterest Inc., Class A(a)(b)	1,870,798	68,003,507
TripAdvisor Inc.(a)(b)	199,753	5,445,267
Twitter Inc.(a)	271,904	11,751,691
Vimeo Inc.(a)(b)	439,979	7,902,023
		7,695,451,952
Internet & Direct Marketing Retail — 6.5%
Amazon.com Inc.(a)	1,446,164	4,822,002,472
DoorDash Inc., Class A(a)(b)	429,108	63,894,181
eBay Inc.	2,084,274	138,604,221
Etsy Inc.(a)(b)	423,224	92,660,663
Wayfair Inc., Class A(a)(b)	137,452	26,111,756
		5,143,273,293
IT Services — 6.8%
Accenture PLC, Class A	1,702,865	705,922,686
Automatic Data Processing Inc.	1,306,035	322,042,110
Block Inc., Class A(a)(b)	1,320,250	213,233,577
Broadridge Financial Solutions Inc.	351,987	64,350,263
Cloudflare Inc., Class A(a)(b)	810,658	106,601,527
EPAM Systems Inc.(a)	179,617	120,064,984
Euronet Worldwide Inc.(a)(b)	118,697	14,145,121
Fiserv Inc.(a)(b)	134,817	13,992,656
FleetCor Technologies Inc.(a)	58,179	13,022,787
Gartner Inc.(a)	265,444	88,743,238
Genpact Ltd.	30,333	1,610,076
Globant SA(a)	134,451	42,229,715
GoDaddy Inc., Class A(a)	56,706	4,812,071
Jack Henry & Associates Inc.	63,786	10,651,624
Mastercard Inc., Class A	2,915,368	1,047,550,030
MongoDB Inc.(a)(b)	210,782	111,577,452
Okta Inc.(a)	418,359	93,783,537
Paychex Inc.	936,387	127,816,826
PayPal Holdings Inc.(a)	3,915,824	738,446,090
Sabre Corp.(a)	1,155,679	9,927,283
Shift4 Payments Inc., Class A(a)(b)	142,112	8,232,548
Snowflake Inc., Class A(a)	622,964	211,029,055
StoneCo Ltd., Class A(a)(b)	654,009	11,026,592
Switch Inc., Class A	379,434	10,866,990

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Thoughtworks Holding Inc.(a)	48,167	$1,291,357
Twilio Inc., Class A(a)	155,724	41,008,358
Visa Inc., Class A.	5,639,881	1,222,218,612
Western Union Co. (The)	292,120	5,211,421
WEX Inc.(a)(b)	99,188	13,925,003
Wix.com Ltd.(a)(b)	180,990	28,558,412
		5,403,892,001
Leisure Products — 0.1%
Brunswick Corp./DE	24,950	2,513,214
Mattel Inc.(a)	1,152,729	24,852,837
Peloton Interactive Inc., Class A(a)(b)	896,112	32,044,965
Polaris Inc.	133,649	14,689,362
YETI Holdings Inc.(a)(b)	281,764	23,338,512
		97,438,890
Life Sciences Tools & Services — 1.5%
10X Genomics Inc., Class A(a)(b)	281,571	41,942,816
Adaptive Biotechnologies Corp.(a)(b)	321,032	9,008,158
Agilent Technologies Inc.	908,574	145,053,839
Avantor Inc.(a)(b)	1,997,393	84,170,141
Bio-Techne Corp.	130,152	67,332,836
Bruker Corp.	337,827	28,347,064
Charles River Laboratories International Inc.(a)(b)	156,920	59,124,318
Danaher Corp.	109,090	35,891,701
Illumina Inc.(a)	487,606	185,504,827
IQVIA Holdings Inc.(a)(b)	315,009	88,876,639
Maravai LifeSciences Holdings Inc., Class A(a)	358,578	15,024,418
Mettler-Toledo International Inc.(a)	75,306	127,810,096
Repligen Corp.(a)	173,898	46,055,146
Sotera Health Co.(a)(b)	330,531	7,784,005
Syneos Health Inc., Class A(a)	43,415	4,457,852
Thermo Fisher Scientific Inc.	118,517	79,079,283
Waters Corp.(a)(b)	186,349	69,433,638
West Pharmaceutical Services Inc.	245,422	115,105,372
		1,210,002,149
Machinery — 1.3%
AGCO Corp.	13,436	1,558,845
Allison Transmission Holdings Inc.	274,768	9,987,817
Caterpillar Inc.	1,552,762	321,018,016
Deere & Co.	928,347	318,320,903
Donaldson Co. Inc.	61,083	3,619,778
Graco Inc.	345,223	27,831,878
Illinois Tool Works Inc.	942,679	232,653,177
Lincoln Electric Holdings Inc.	195,975	27,332,633
Middleby Corp. (The)(a)(b)	54,937	10,809,404
Nordson Corp.	32,834	8,381,535
Parker-Hannifin Corp.	73,272	23,309,289
Toro Co. (The)	331,824	33,152,536
Xylem Inc./NY	397,200	47,632,224
		1,065,608,035
Media — 0.4%
Altice USA Inc., Class A(a)	443,240	7,171,623
Cable One Inc.	9,474	16,706,925
Charter Communications Inc., Class A(a)(b)	394,205	257,009,834
Nexstar Media Group Inc., Class A	4	604
		280,888,986
Metals & Mining — 0.1%
Freeport-McMoRan Inc.	1,441,799	60,166,272
Southern Copper Corp.	254,234	15,688,780
Security	Shares	Value

Metals & Mining (continued)
Steel Dynamics Inc.	126,083	$7,825,972
		83,681,024
Multiline Retail — 0.3%
Dollar General Corp.	332,594	78,435,643
Nordstrom Inc.(a)(b)	308,478	6,977,772
Target Corp.	727,826	168,448,050
		253,861,465
Oil, Gas & Consumable Fuels — 0.3%
Cheniere Energy Inc.	783,368	79,449,183
Continental Resources Inc./OK.	22,145	991,210
Coterra Energy Inc.	422,078	8,019,482
Diamondback Energy Inc.	291,604	31,449,491
EOG Resources Inc.	230,798	20,501,786
Hess Corp.	62,457	4,623,692
New Fortress Energy Inc.	87,703	2,117,151
Occidental Petroleum Corp.	355,566	10,307,858
Pioneer Natural Resources Co.	323,639	58,863,461
Texas Pacific Land Corp.	19,524	24,382,938
		240,706,252
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	13,458	1,054,434
Personal Products — 0.4%
Estee Lauder Companies Inc. (The), Class A	764,205	282,908,691
Herbalife Nutrition Ltd.(a)(b)	40,265	1,648,046
Olaplex Holdings Inc.(a)(b)	51,813	1,509,313
		286,066,050
Pharmaceuticals — 1.3%
Catalent Inc.(a)	133,054	17,034,904
Eli Lilly & Co.	2,231,088	616,271,127
Royalty Pharma PLC, Class A.	657,676	26,208,389
Zoetis Inc.	1,502,319	366,610,905
		1,026,125,325
Professional Services — 0.4%
Booz Allen Hamilton Holding Corp.	449,522	38,114,970
CoStar Group Inc.(a)(b)	1,016,371	80,323,800
Equifax Inc.	153,389	44,910,765
Legalzoomcom Inc.(a)(b)	37,324	599,797
Robert Half International Inc.	314,037	35,021,406
TransUnion(b)	439,803	52,151,840
Verisk Analytics Inc.	338,604	77,448,893
		328,571,471
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	58,585	6,357,058
Opendoor Technologies Inc.(a)(b)	338,321	4,942,870
Zillow Group Inc., Class A(a)(b)	191,676	11,926,081
Zillow Group Inc., Class C, NVS(a)(b)	563,275	35,965,109
		59,191,118
Road & Rail — 1.0%
JB Hunt Transport Services Inc.	251,605	51,428,062
Landstar System Inc.	116,576	20,869,435
Lyft Inc., Class A(a)(b)	976,914	41,743,535
Old Dominion Freight Line Inc.	313,303	112,281,529
TuSimple Holdings Inc., Class A(a)(b)	43,241	1,550,190
Uber Technologies Inc.(a)	4,580,967	192,079,946
Union Pacific Corp.	1,352,632	340,768,580
XPO Logistics Inc.(a)	271,862	21,050,275
		781,771,552

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices Inc.(a)	4,034,524	$580,568,004
Allegro MicroSystems Inc.(a)	133,534	4,831,260
Analog Devices Inc.	708,366	124,509,492
Applied Materials Inc.	3,001,054	472,245,857
Broadcom Inc.	1,330,102	885,063,172
Brooks Automation Inc	200,299	20,652,830
Enphase Energy Inc.(a)	435,072	79,592,072
Entegris Inc.	451,715	62,598,665
GLOBALFOUNDRIES Inc.(a)	91,646	5,954,241
KLA Corp.	505,070	217,235,658
Lam Research Corp.	468,491	336,915,303
Microchip Technology Inc.	1,527,175	132,955,855
Micron Technology Inc.	522,681	48,687,735
MKS Instruments Inc.	157,047	27,352,876
Monolithic Power Systems Inc.	150,332	74,163,286
NVIDIA Corp.(b)	7,971,180	2,344,403,750
NXP Semiconductors NV	270,872	61,699,224
ON Semiconductor Corp.(a)(b)	761,181	51,699,413
QUALCOMM Inc.	3,759,551	687,509,091
Skyworks Solutions Inc.	257,178	39,898,595
Teradyne Inc.	542,266	88,676,759
Texas Instruments Inc.	1,907,999	359,600,571
Universal Display Corp.	148,378	24,486,821
Xilinx Inc.	815,209	172,848,764
		6,904,149,294
Software — 17.9%
Adobe Inc.(a)	1,590,361	901,830,109
Alteryx Inc., Class A(a)(b)	194,669	11,777,474
Anaplan Inc.(a)	481,676	22,084,845
ANSYS Inc.(a)	120,033	48,147,637
Aspen Technology Inc.(a)	220,030	33,488,566
Atlassian Corp. PLC, Class A(a)	463,997	176,917,416
Autodesk Inc.(a)(b)	735,866	206,918,161
Avalara Inc.(a)(b)	284,542	36,737,218
Bentley Systems Inc., Class B(b)	458,971	22,182,068
Bill.com Holdings Inc.(a)(b)	305,584	76,136,254
C3.ai Inc., Class A(a)	53,688	1,677,750
Cadence Design Systems Inc.(a)	911,032	169,770,813
CDK Global Inc.	73,594	3,071,814
Citrix Systems Inc.	145,900	13,800,681
Coupa Software Inc.(a)	247,063	39,048,307
Crowdstrike Holdings Inc., Class A(a)	655,798	134,274,640
Datadog Inc., Class A(a)	845,132	150,526,461
DocuSign Inc.(a)	641,972	97,778,755
DoubleVerify Holdings Inc.(a)(b)	172,046	5,725,691
Dropbox Inc., Class A(a)(b)	977,641	23,991,310
Duck Creek Technologies Inc.(a)	52,918	1,593,361
Dynatrace Inc.(a)	615,891	37,169,022
Elastic NV(a)(b)	244,164	30,054,147
Everbridge Inc.(a)(b)	117,381	7,903,263
Fair Isaac Corp.(a)	88,251	38,271,811
Five9 Inc.(a)	227,362	31,221,350
Fortinet Inc.(a)	446,256	160,384,406
HubSpot Inc.(a)(b)	149,605	98,612,136
Informatica Inc.(a)(b)	80,172	2,964,761
Intuit Inc.	884,420	568,876,632
Jamf Holding Corp.(a)(b)	171,028	6,500,774
MANDIANT Inc.(a)	227,376	3,988,175
Manhattan Associates Inc.(a)	111,755	17,376,785
McAfee Corp., Class A.	207,380	5,348,330
Security	Shares	Value

Software (continued)
Microsoft Corp.	25,110,412	$8,445,133,764
nCino Inc.(a)(b)	186,626	10,238,302
NCR Corp.(a)(b)	143,490	5,768,298
New Relic Inc.(a)	171,382	18,845,165
NortonLifeLock Inc.	482,326	12,530,829
Nuance Communications Inc.(a)(b)	372,977	20,633,088
Nutanix Inc., Class A(a)	700,777	22,326,755
Oracle Corp.	5,124,641	446,919,942
Palantir Technologies Inc., Class A(a)(b)	5,524,812	100,606,827
Palo Alto Networks Inc.(a)(b)	315,988	175,929,479
Paycom Software Inc.(a)	170,170	70,652,882
Paycor HCM Inc.(a)(b)	77,905	2,244,443
Paylocity Holding Corp.(a)	129,586	30,603,030
Pegasystems Inc.(b)	131,658	14,721,998
Procore Technologies Inc.(a)	142,654	11,408,040
PTC Inc.(a)	354,503	42,948,038
RingCentral Inc., Class A(a)(b)	271,920	50,944,212
salesforce.com Inc.(a)	597,373	151,810,400
ServiceNow Inc.(a)	656,631	426,225,748
Smartsheet Inc., Class A(a)(b)	409,084	31,683,556
Splunk Inc.(a)(b)	535,611	61,980,905
Synopsys Inc.(a)	321,160	118,347,460
Teradata Corp.(a)	291,045	12,360,681
Trade Desk Inc. (The), Class A(a)	1,445,355	132,452,332
Tyler Technologies Inc.(a)(b)	116,847	62,857,844
Unity Software Inc.(a)(b)	501,416	71,697,474
VMware Inc., Class A	272,753	31,606,618
Workday Inc., Class A(a)(b)	631,034	172,385,868
Zendesk Inc.(a)(b)	402,737	42,001,442
Zoom Video Communications Inc., Class A(a)	722,997	132,966,378
Zscaler Inc.(a)(b)	261,674	84,083,706
		14,201,066,427
Specialty Retail — 4.0%
AutoZone Inc.(a)	14,919	31,276,042
Bath & Body Works Inc.	460,209	32,117,986
Best Buy Co. Inc.	188,021	19,102,934
Burlington Stores Inc.(a)(b)	209,290	61,010,128
CarMax Inc.(a)(b)	46,660	6,076,532
Carvana Co.(a)(b)	259,933	60,249,870
Five Below Inc.(a)(b)	182,320	37,720,185
Floor & Decor Holdings Inc., Class A(a)(b)	336,531	43,752,395
GameStop Corp., Class A(a)(b)	213,619	31,698,923
Home Depot Inc. (The)	3,543,084	1,470,415,291
Leslie's Inc.(a)	391,602	9,265,303
Lithia Motors Inc.	8,748	2,597,719
Lowe's Companies Inc.	2,308,610	596,729,513
O'Reilly Automotive Inc.(a)	67,636	47,766,572
Petco Health & Wellness Co. Inc.(a)(b)	41,706	825,362
RH(a)	59,293	31,777,490
Ross Stores Inc.	1,166,502	133,307,849
TJX Companies Inc. (The)	4,017,534	305,011,181
Tractor Supply Co.	377,678	90,113,971
Ulta Beauty Inc.(a)(b)	176,972	72,972,634
Victoria's Secret & Co.(a)(b)	153,681	8,535,443
Vroom Inc.(a)(b)	95,242	1,027,661
Williams-Sonoma Inc.	187,081	31,641,010
		3,124,991,994
Technology Hardware, Storage & Peripherals — 11.7%
Apple Inc.	51,430,291	9,132,476,773
Dell Technologies Inc., Class C(a)	449,138	25,228,081

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
HP Inc.	1,332,117	$50,180,847
NetApp Inc.	487,743	44,867,479
Pure Storage Inc., Class A(a)	850,305	27,677,428
		9,280,430,608
Textiles, Apparel & Luxury Goods — 1.2%
Columbia Sportswear Co.	4	390
Deckers Outdoor Corp.(a)(b)	10,540	3,860,908
Hanesbrands Inc.	687,088	11,488,111
Lululemon Athletica Inc.(a)	377,732	147,863,192
Nike Inc., Class B	4,129,148	688,205,097
Skechers U.S.A. Inc., Class A(a)	48,805	2,118,137
Tapestry Inc.	92,432	3,752,739
VF Corp.	698,506	51,144,609
		908,433,183
Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A	442,260	6,191,640
UWM Holdings Corp.(b)	68	403
		6,192,043
Tobacco — 0.2%
Altria Group Inc.	3,429,039	162,502,158

Trading Companies & Distributors — 0.3%
Core & Main Inc., Class A(a)(b)	59,877	1,816,668
Fastenal Co.	1,697,688	108,753,893
SiteOne Landscape Supply Inc.(a)(b)	79,467	19,253,265
United Rentals Inc.(a)	85,478	28,403,485
WW Grainger Inc.	125,993	65,294,612
		223,521,923
Total Common Stocks — 99.8%
(Cost: $44,967,863,015)		79,051,399,520

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	834,175,646	$834,425,899
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	113,450,000	113,450,000
		947,875,899

Total Short-Term Investments — 1.2%
(Cost: $947,386,763)		947,875,899

Total Investments in Securities — 101.0%
(Cost: $45,915,249,778)		79,999,275,419

Other Assets, Less Liabilities — (1.0)%		(821,465,496)

Net Assets — 100.0%		$79,177,809,923

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu-tional, SL Agency Shares	$986,160,919	$—		$(151,493,106	)(a)	$49,933	$(291,847)	$834,425,899	834,175,646	$2,224,117	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	77,470,000	35,980,000	(a)	—		—	—	113,450,000	113,450,000	5,283		—
						$49,933	$(291,847)	$947,875,899		$2,229,400		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	274	03/18/22	$89,437	$533,302
S&P 500 E-Mini Index	110	03/18/22	26,172	414,023
				$947,325

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$79,051,399,520	$—	$—	$79,051,399,520
Money Market Funds	947,875,899	—	—	947,875,899
	$79,999,275,419	$—	$—	$79,999,275,419
Derivative financial instruments(a)
Assets
Futures Contracts	$947,325	$—	$—	$947,325

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares